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1933 Act Rule 497(e)

1933 Act File No. 033-72416

1940 Act File No. 811-08200

April 18, 2012

FILED VIA EDGAR

Attn: Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bridgeway Funds, Inc.
Rule 497(e) filing
SEC File Nos. 033-72416 and 811-08200

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 3 risk/return summary disclosure that was included in the supplement dated March 30, 2012, relating to the prospectus for Ultra-Small Company Fund, Ultra-Small Company Market Fund, Micro-Cap Limited Fund, Small-Cap Value Fund and Small-Cap Momentum Fund, each a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 30, 2012 (Accession No. 0001193125-12-142521) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above referenced telephone number.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman